Time Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Time Deposits
Scheduled maturities of time deposits

(In thousands)
Due during the year ending December 31,
2024	$79,670
2025	63,073
2026	7,961
2027	163
2028	230
Thereafter	261
$151,358